Significant Accounting Policies (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
2025	$ 4,050	$ 4,050
2026	4,050	4,050
2027	4,050	4,050
2028	4,050	4,050
Thereafter	8,100	12,150
Future Amortization Expense	$ 25,313	$ 28,350	$ 32,400